Property, plant & equipment - Income Statement Impact (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant & equipment
Depreciation expense	€ (3,087)	€ (3,191)	€ (3,296)
Interest expense on lease liabilities	(363)	(365)	(325)
Expenses related to short-term leases/ low-value assets/ variable lease payments	€ (981)	€ (901)	€ (689)